9. Stock Option Plans (Details- Option Activity) (Options, USD $)	12 Months Ended
Dec. 31, 2014
Options
Shares
Shares outstanding - beginning	7,045,000
Shares granted	10,035,000
Shares exercised	0
Shares cancelled and expired	(100,000)
Shares outstanding - ending	16,980,000
Shares exercisable	12,302,435
Weighted Average Exercise Price
Weighted average exercise price - beginning	$ 0.49
Weighted average exercise price - shares granted	$ 0.41
Weighted average exercise price - shares Exercised
Weighted average exercise price - shares Cancelled
Weighted average exercise price - ending	$ 0.51
Weighted average exercise price - exercisable	$ 0.53
Weighted Average Remaining Contractural Term
Weighted average contractural term - beginning	4 years 6 months 7 days
Weighted average contractural term - granted	8 years 3 months 7 days
Weighted average contractural term - ending	6 years 4 months 13 days
Weighted average contractural term - exercisable	5 years 8 months 26 days
Aggregate Intrinsic Value
Aggregate intrinsic value - beginning	$ 314,750
Aggregate intrinsic value - ending	168,150
Aggregate intrinsic value - exercisable	$ 168,150